REFUNDABLE SUBSCRIPTION (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Refundable Subscription
Cancellation of non-brokered private placement	$ 45,000
Refunded of non-brokered private placement	35,000
Refundable Subscription	10,000	$ 10,000
Received from subscription funds	$ 20,000
Number of units subscription	400,000
Share Price	$ 0.05
Warrant exercisable	$ 0.10
Term	2 years
Securities issued	0